Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment	Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:
Category	Estimated useful lives
Electronic equipment	5 years
Vehicles	5 years
Production facilities	10 years
Battery and charging swap infrastructure	5 years
Furniture	5 years

Schedule of Useful Lives of Intangible Assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Software	2 years
Trademark	10 years

Schedule of Fair Value Measurements of Liabilities

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31, 2023 and 2022.

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2023	$288	$-	$-	$288
As of December 31, 2022	$-	$-	$500	$500

Schedule of Level 3 valuation and is Determined Using the Black-Scholes Valuation Model	The changes for warrant liabilities measured at fair value are as follows:
	Private Warrants	Representative Warrants
Fair value as of December 31, 2021	-	-
Acquired from the Business Combination	62	200
Change in fair value	39	199
Fair value as of December 31, 2022	101	399
Change in fair value	(43)	(169)
Fair value as of December 31, 2023	58	230

Schedule of Allowance of Expected Credit Losses

For the years ended December 31, 2023, 2022 and 2021, allowance for expected credit losses made by the Group were shown as follows:

	For the years ended December 31,
	2023	2022	2021
Allowance for expected credit losses for accounts receivable, current	$3,937	$-	$-
Allowance for expected credit losses for advance to suppliers	42,478	-	-
Allowance for expected credit losses for prepaid expenses and other current assets	20,187	-	-
Allowance for expected credit losses for amounts due from related parties	15,000	-	-
Allowance for expected credit losses for accounts receivable, non-current	3,829	-	-
Total	$85,431	$-	$-

Schedule of Currency Exchange Rates of Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of December 31,
Balance sheet items, except for equity accounts	2023	2022
US$ against RMB	7.0999	6.8972
US$ against AED	3.6738	3.6722

	For the years ended December 31,
Items in the statements of operations and comprehensive loss, and statements of cash flows	2023	2022	2021
US$ against RMB	7.0809	6.7290	6.4508
US$ against AED	3.6843	3.6709	Not applicable*

*	The companies that use AED as their functional currencies are not established until 2022, thus the currency exchange rates are not applicable as of and for the year ended December 31, 2021.

Schedule of Groups Long-Lived Assets by Geographic Area	The following table sets forth the disaggregation of the Groups long-lived assets by geographic area:
	As of December 31,
	2023	2022
The United States	$71,141	$100,294
The United Arab Emirates	8,602	5,484
Mainland China	3,637	1,215
Total	$83,380	$106,993